Summary of significant accounting policies (Details) - Schedule of property and equipment	12 Months Ended
Sep. 30, 2022 USD ($)
Buildings [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated residual value (in Dollars)
Buildings [Member] | Minimum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Depreciation years	33 years
Buildings [Member] | Maximum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Depreciation years	39 years
Machinery & equipment [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Depreciation years	3 years
Estimated residual value (in Dollars)
Vehicles [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Depreciation years	5 years
Estimated residual value (in Dollars)
Furniture and fixtures [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Depreciation years	7 years
Estimated residual value (in Dollars)
Software [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Depreciation years	5 years
Estimated residual value (in Dollars)